Note 5 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Cash, Cash Equivalents and Investments [Table Text Block]
	December 31
	2019	2018

Time deposits with original maturity of more than 3 months but less than 12 months	$35,693	$6,172